Cover Page Document	Mar. 23, 2026	Jan. 29, 2026
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Jan. 29, 2026
Entity Registrant Name		Krispy Kreme, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40573
Entity Tax Identification Number		37-1701311
Entity Address, Address Line One	2116 Hawkins Street, Suite 101
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28203
City Area Code		800
Local Phone Number		457-4779
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value per share
Trading Symbol		DNUT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001857154
Amendment Flag		false